Other Assets and Receivables - Summary of Movements in Provision for Doubtful Debts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets And Receivables [Abstract]
Beginning balance	€ (79)	€ (107)
Additions charged to earnings	(6)	(5)
Unused amounts reversed through the income statement	4	7
Used during the year	31	26
Net exchange differences	2
Ending balance	€ (48)	€ (79)